Warrants and founders warrants - Warrants issued to investors narrative (Details) - EUR (€) € / shares in Units, € in Thousands					12 Months Ended
	Nov. 19, 2021	Apr. 30, 2020	Apr. 03, 2020	Jul. 10, 2015	Dec. 31, 2021	Dec. 31, 2020
Warrant Disclosure [Line Items]
Granted			7,475,708	270,414
Exercise price per share	€ 0.56	€ 0.27		€ 6.00	€ 0.56
Subscription of warrants (BSA)				€ 162		€ 271
Warrant subscription (per share) price		€ 0.06
Warrant term	7 years	5 years		4 years	6 years 10 months 17 days
Proceeds from exercise of warrants					€ 742	862
CEO
Warrant Disclosure [Line Items]
Amount due to the company						630
Amount due to the company for subscription of warrants						177
Amount due to the company for exercise of warrants						453
BSA Warrants Classified as Equity
Warrant Disclosure [Line Items]
Shares called per warrant					1
Total subscriptions					€ 449
Proceeds from exercise of warrants					€ 302	€ 1,042